FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2008

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] February 6, 2008

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
58

Form 13F Information Table Value Total:
$381,428,168

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 December 31, 2008
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	    7,731	   42,950   x      42,950
AMERICAN NAT'L INS. CO	COM  	23645104  	  386,699	    5,380   x       5,380
AMERICAN TEL & TEL    	COM  	030177109 	1,252,115	   43,934   x      43,934
ASTORIA FIN'L         	COM  	46265104	  489,357	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   10,376,853  	2,071,228   x   2,071,228
AMBAC FIN'L			COM	23139108	  130,000	  100,000	x	100,000
BANK OF AMERICA		COM	60505104	  616,451	   43,782  	x      43,782
BRISTOL MYERS SQUIBB	COM  	110122108  35,703,231	1,535,623  	x   1,535,623
CFS BANCORP			COM 	12525D102	  641,091	  164,382  	x     164,382
CITIGROUP, INC		COM  	172967101	  275,271	   41,024  	x      41,024
CHEVRONTEXCO CORP.	COM  	166764100	2,590,578	   35,022	x      35,022
COMCAST CL. A		COM	20030N101	2,352,771	  139,382  	x     139,382
DELMONTE FOODS		COM 	24522P103	   85,680	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	6,146,761	  462,162  	x     462,162
EXXON MOBIL CORP		COM  	30231G102	1,541,677	   19,312  	x      19,312
FIRST PLACE FIN'L		COM  	33610T109      73,616	   19,221  	x      19,221
FIRST NIAGARA FIN'L	COM	33582V108  16,581,197	1,025,430	x   1,025,430
FLUSHING FINANCIAL CORP	COM  	343873105   8,733,742	  730,246 	x     730,246
GENERAL ELECTRIC		COM	369604103	  353,160	   21,800	x	 21,800
HOLOGIC              	COM 	436440101  17,022,133	1,302,382  	x   1,302,382
IBM                    	COM  	459200101   1,516,142      18,015 	x      18,015
IDT CORP.              	COM  	448947101     713,292	2,264,420  	x   2,264,420
IDT CORP. CL. B		COM  	448847309	   46,030     115,075	x     115,075
KANSAS CITY SOUTHERN   	COM  	485170302	  214,217      11,245 	x      11,245
KEYCORP NEW			COM	493267108	  256,495	   30,105	x	 30,105
KIRIN BREWERY LTD		COM	497350306     299,676	   23,100	x      23,100
LANDMARK SVGS. BK.     	COM  	514928100	2,038,697	   99,741   x      99,741
MARSHALL & ISLEY		COM	571834100	  159,506	   11,694	x      11,694
MERCK & CO.			COM  	589331107  20,431,120	  672,076  	x     672,076
MERITOR SVGS BK PA     	COM  	590007100	   53,500	   21,400  	x      21,400
MEDQUIST			COM	584949101   1,786,647	  871,535	x     871,535
MEDCO HEALTH SOL.		COM	58405U102	1,185,592	   28,289  	x      28,289
MONSANTO 			COM	66166W101	1,082,057	   15,381	x      15,381
MOTOROLA               	COM  	620076109	   53,160	   12,000  	x      12,000
MBIA INC.			COM	55262C100   5,109,641	1,255,440	x   1,255,440
NAM TAI ELEC.		COM  	629865205   9,182,405	1,669,528  	x   1,669,528
NEW YORK COMMUNITY BANC	COM  	649445103  42,265,419	3,533,897  	x   3,533,897
NEW YORK MAGIC         	COM  	629484106   1,173,492	   61,601  	x      61,601
NEWMARKET GROUP		COM	651587107     277,150	    7,939	x       7,939
NOVARTIS ADR           	COM  	66987V109	8,898,929	  178,837  	x     178,837
NY TIMES CL A.		COM	650111107   4,311,103	  588,145	x     588,145
OLD REPUBLIC           	COM  	680223104  21,912,061  	1,838,260  	x   1,838,260
PHI INC. NON-VOTE      	COM  	716604202	  486,567      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  34,610,565	1,954,295  	x   1,954,295
PROVIDENT BANCORP      	COM  	74383A109  14,753,743	1,189,818  	x   1,189,818
QUESTAR CORP.          	COM  	748356102     782,926	   23,950  	x      23,950
SCHERING PLOUGH		COM 	806605101  28,601,646	1,679,486	x   1,679,486
SEABOARD CORP.         	COM  	811543107  22,608,390      18,935  	x      18,935
SLM CORP.			COM	78443P106	9,138,547	1,026,803  	x   1,026,803
SYMS CORP              	COM  	871551107	3,920,476     441,495  	x     441,495
TCF FIN'L              	COM  	872275102	  332,812      24,364  	x      24,364
THREE COM			COM  	885535104   8,768,607  	3,845,880  	x   3,845,880
TRAVELERS			COM	89417E109   4,491,501	   99,369	x      99,369
USEC INC.              	COM  	90333E108	  126,373	   28,145  	x      28,145
USG INC.			COM	903293405	  442,200	   55,000	x	 55,000
VIVENDI UNIVERSAL		COM 	92851S204	  382,082      11,816  	x      11,816
VOLVO                  	COM  	928856400	   56,600  	   10,000  	x      10,000
WYETH                  	COM  	983024100  23,588,688     628,864 	x     628,864

TOTALS                                  381,428,168  32,245,627  	   32,245,627